Annual Total Returns - FidelityLargeCapStockFund-AMCIZPRO - FidelityLargeCapStockFund-AMCIZPRO - Fidelity Large Cap Stock Fund - Fidelity Advisor Large Cap Stock Fund - Class A	Apr. 07, 2025
Bar Chart Table:
Annual Return 2015	(3.17%)
Annual Return 2016	16.70%
Annual Return 2017	18.15%
Annual Return 2018	(9.15%)
Annual Return 2019	31.55%
Annual Return 2020	9.00%
Annual Return 2021	25.83%
Annual Return 2022	(7.95%)
Annual Return 2023	23.52%
Annual Return 2024	26.28%